UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-57347

John Hancock Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end: 	December 31

Date of reporting period: 	September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Financial Trends Fund, Inc.

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
September 30, 2004 (unaudited)

Issuer                                                                                                    Shares             Value
Common stocks 99.11%                                                                                                   $73,157,032
(Cost $43,208,556)

Asset Management & Custody Banks 6.82%                                                                                   5,032,525
Affiliated Managers Group, Inc (I)(L)                                                                     20,250         1,084,185
Bank of New York Co., Inc. (The)                                                                          25,000           729,250
Eaton Vance Corp.                                                                                          7,500           302,925
Franklin Resources, Inc.                                                                                   5,500           306,680
Legg Mason, Inc.                                                                                          19,500         1,038,765
Northern Trust Corp.                                                                                       5,000           204,000
State Street Corp.                                                                                        32,000         1,366,720

Consumer Finance 2.22%                                                                                                   1,638,000
MBNA Corp.                                                                                                65,000         1,638,000

Diversified Banks 9.17%                                                                                                  6,771,005
Bank of America Corp.                                                                                     49,848         2,159,914
SunTrust Banks, Inc.                                                                                       6,292           443,020
U.S. Bancorp.                                                                                             68,500         1,979,650
Wells Fargo & Co.                                                                                         36,700         2,188,421

Insurance Brokers 1.30%                                                                                                    960,960
Marsh & McLennan Cos., Inc.                                                                               21,000           960,960

Investment Banking & Brokerage 7.44%                                                                                     5,493,947
Ameritrade Holding Corp. (I)                                                                              16,500           198,165
Goldman Sachs Group, Inc. (The)                                                                           10,700           997,668
Lehman Brothers Holdings, Inc.                                                                            13,000         1,036,360
Merrill Lynch & Co., Inc.                                                                                 30,000         1,491,600
Morgan Stanley                                                                                            10,000           493,000
Raymond James Financial, Inc.                                                                             52,950         1,277,154

Life & Health Insurance 4.73%                                                                                            3,494,880
AFLAC, Inc.                                                                                               25,000           980,250
Prudential Financial, Inc.                                                                                31,510         1,482,230
StanCorp Financial Group, Inc.                                                                            14,500         1,032,400

Multi-Line Insurance 4.44%                                                                                               3,275,289
American International Group, Inc.                                                                        17,000         1,155,830
Assured Guaranty Ltd. (Bermuda)                                                                           25,150           418,999
Axis Capital Holdings Ltd. (Bermuda)                                                                      13,000           338,000
Hartford Financial Services Group, Inc. (The)                                                             22,000         1,362,460

Other Diversified Financial Services 5.74%                                                                               4,236,248
Citigroup, Inc.                                                                                           44,100         1,945,692
JPMorgan Chase & Co.                                                                                      51,960         2,064,371
National Financial Partners Corp.                                                                          5,630           201,441
Piper Jaffray Cos., Inc.                                                                                     625            24,744

Property & Casualty Insurance 1.64%                                                                                      1,208,797
ProAssurance Corp.                                                                                        17,615           616,877
XL Capital Ltd. (Class A) (Bermuda)                                                                        8,000           591,920

Regional Banks 44.84%                                                                                                   33,095,211
ABC Bancorp.                                                                                              17,900           361,043
Alabama National Bancorp.                                                                                  9,000           538,830
BankcorpSouth, Inc.                                                                                       38,167           877,459
BB&T Corp.                                                                                                38,382         1,523,382
BOK Financial Corp. (I)                                                                                   26,776         1,194,477
Capital City Bank Group, Inc.                                                                             21,062           815,310
City National Corp.                                                                                       18,000         1,169,100
Colonial BancGroup (The), Inc.                                                                            38,112           779,390
Commerce Bancshares, Inc.                                                                                 28,940         1,391,725
Commercial Bankshares, Inc.                                                                               35,551         1,080,395
Compass Bancshares, Inc.                                                                                  31,525         1,381,426
Fifth Third Bancorp.                                                                                      22,000         1,082,840
First Bancorp. of North Carolina                                                                          12,355           416,611
First Charter Corp.                                                                                       28,500           688,845
First Horizon National Corp.                                                                              24,080         1,044,109
Hancock Holding Co.                                                                                       21,000           667,590
LSB Bancshares, Inc.                                                                                      56,512           942,620
M&T Bank Corp.                                                                                            13,500         1,291,950
National City Corp.                                                                                       25,000           965,500
National Commerce Financial Corp.                                                                         53,028         1,814,088
Peoples Banctrust, Co., Inc.                                                                              52,800           736,560
Pinnacle Financial Partners, Inc. (I)                                                                     80,000         1,720,000
PNC Financial Services Group                                                                              22,000         1,190,200
Provident Bankshares Corp.                                                                                20,156           676,234
Seacoast Banking Corp. of Florida                                                                         69,520         1,484,947
SouthTrust Corp.                                                                                          52,790         2,199,231
Southwest Bancorp. of Texas, Inc. (I)                                                                     20,000           402,800
Summit Bancshares, Inc.                                                                                    9,300           309,225
TCF Financial Corp.                                                                                       42,000         1,272,180
Trustmark Corp.                                                                                           32,000           994,560
Whitney Holding Corp.                                                                                     10,200           428,400
Zions Bancorp.                                                                                            27,100         1,654,184

Reinsurance 1.40%                                                                                                        1,031,600
RenaissanceRe Holdings Ltd. (Bermuda)                                                                     20,000         1,031,600

Specialized Finance 0.87%                                                                                                  642,360
CIT Group, Inc.                                                                                           17,180           642,360

Thrifts & Mortgage Finance 8.50%                                                                                         6,276,210
Countrywide Financial Corp.                                                                               24,000           945,360
Fannie Mae                                                                                                14,750           935,150
First Financial Holdings, Inc.                                                                            40,500         1,266,030
Freddie Mac                                                                                               23,000         1,500,520
South Street Financial Corp.                                                                              95,000           945,250
Washington Mutual, Inc.                                                                                   17,500           683,900

                                                                                         Interest      Par value
Issuer, description, maturity date                                                       rate (%)          ($000)            Value
Short-term investments 2.46%                                                                                            $1,811,857
(Cost $1,811,857)

Certificates of Deposit 0.02%                                                                                               13,875
Deposits in mutual banks                                                                                      14            13,875

Joint Repurchase Agreement 0.94%                                                                                           696,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 09-30-04, due 10-01-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%, due 04-15-29)                               1.760               696           696,000

                                                                                                          Shares
Cash Equivalents 1.50%                                                                                                   1,101,982
AIM Cash Investment Trust (T)                                                                          1,101,982         1,101,982

Total investments 101.57%                                                                                              $74,968,889

Other assets and liabilities, net (1.57%)                                                                              ($1,156,555)

Total net assets 100.00%                                                                                               $73,812,334


(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on September 30, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $45,020,413.

     Gross unrealized appreciation and depreciation of investments aggregated $30,141,902 and ($193,426), respectively, resulting in net unrealized appreciation of $29,948,476.

For more information

Trustees

Franklin C. Golden
Robert G. Freedman
Russell J. Page
Fred G. Steingraber
Donald R. Tomlin
H. Hall Ware, III

Officers

Franklin C. Golden
Chairman
Barry H. Evans
President
James K. Schmidt
Vice President
Lisa A. Welch
Vice President
Robert E. Gramer
Treasurer
Susan S. Newton
Corporate Secretary

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Registrar

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Independent Directors' Counsel

Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, Georgia 30309

Fund Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed Nasdaq Symbol: JHFT

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469

This report is for the information of the shareholders of the John Hancock Financial Trends Fund, Inc.

PT0Q3  9/04
      11/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Trends Fund, Inc.


By:
    ------------------------------
    Barry H. Evans
    President

Date:    November 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    Barry H. Evans
    President

Date:    November 23, 2004


By:
    ------------------------------
    Robert E. Gramer
    Treasurer

Date:    November 23, 2004